Intangible assets, net (Tables)	12 Months Ended
Jun. 30, 2020
Intangible assets, net
Schedule of intangible assets	Intangible assets consist of the following:

	June 30, 2020	June 30, 2019

Land use rights	$586,795	$603,774
Less: accumulated amortization	(148,806)	(141,036)
Net intangible assets	$437,989	$462,738

Schedule of estimated amortization	The estimated amortization is as follows:

Estimated
Twelve months ending June 30,	amortization expense
2021	$11,792
2022	11,792
2023	11,792
2024	11,792
2025	11,792
Thereafter	379,029
Total	$437,989